Risk management - United States - Other (Details) - United States	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Credit exposure, percentage of total loans	10.00%
Non-performing rate (as a percent)	2.92%	2.79%	2.28%